UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22378

 NAME OF REGISTRANT:                     DoubleLine Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2002 N. Tampa St., Suite
                                         200
                                         Tampa, FL 33602

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         2002 N. Tampa St., Suite
                                         200
                                         Tampa, FL 33602

 REGISTRANT'S TELEPHONE NUMBER:          (813) 791-7333

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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


DoubleLine Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 INTELSAT S.A.                                                                               Agenda Number:  935878491
--------------------------------------------------------------------------------------------------------------------------
        Security:  L5217E120
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2023
          Ticker:
            ISIN:  LU2445093128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     Approval of the statutory stand-alone                     Mgmt          For                            For
       financial statements

3.     Approval of the consolidated financial                    Mgmt          For                            For
       statements

4.     Approval of discharge (quitus) to directors               Mgmt          For                            For
       for proper performance of their duties

5.     Approval of carry forward of net results                  Mgmt          For                            For

6.     Confirmation of David Wajsgras (co-opted)                 Mgmt          For                            For
       as director

7.     Confirmation of David Mack (co-opted) as                  Mgmt          For                            For
       director

8a.    Re-election of Director: Roy Chestnutt                    Mgmt          For                            For

8b.    Re-election of Director: Lisa Hammitt                     Mgmt          For                            For

8c.    Re-election of Director: David Mack                       Mgmt          For                            For

8d.    Re-election of Director: Marc Montagner                   Mgmt          For                            For

8e.    Re-election of Director: Easwaran Sundaram                Mgmt          For                            For

8f.    Re-election of Director: David Wajsgras                   Mgmt          For                            For

8g.    Re-election of Director: Jinhy Yoon                       Mgmt          For                            For

9.     Ratification of directors' remuneration for               Mgmt          For                            For
       2022

10.    Approval of directors' remuneration for                   Mgmt          For                            For
       2023

11.    Approval of re-appointment of KPMG Audit                  Mgmt          For                            For
       S.a r.l. as approved statutory auditor

12.    Approval of share repurchases and treasury                Mgmt          For                            For
       share holdings, pursuant to and in line
       with Article 9 of the articles of
       association of the Company (relating to
       communication laws)



DoubleLine Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Emerging Markets Local Currency Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 INTELSAT S.A.                                                                               Agenda Number:  935878491
--------------------------------------------------------------------------------------------------------------------------
        Security:  L5217E120
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2023
          Ticker:
            ISIN:  LU2445093128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     Approval of the statutory stand-alone                     Mgmt          For                            For
       financial statements

3.     Approval of the consolidated financial                    Mgmt          For                            For
       statements

4.     Approval of discharge (quitus) to directors               Mgmt          For                            For
       for proper performance of their duties

5.     Approval of carry forward of net results                  Mgmt          For                            For

6.     Confirmation of David Wajsgras (co-opted)                 Mgmt          For                            For
       as director

7.     Confirmation of David Mack (co-opted) as                  Mgmt          For                            For
       director

8a.    Re-election of Director: Roy Chestnutt                    Mgmt          For                            For

8b.    Re-election of Director: Lisa Hammitt                     Mgmt          For                            For

8c.    Re-election of Director: David Mack                       Mgmt          For                            For

8d.    Re-election of Director: Marc Montagner                   Mgmt          For                            For

8e.    Re-election of Director: Easwaran Sundaram                Mgmt          For                            For

8f.    Re-election of Director: David Wajsgras                   Mgmt          For                            For

8g.    Re-election of Director: Jinhy Yoon                       Mgmt          For                            For

9.     Ratification of directors' remuneration for               Mgmt          For                            For
       2022

10.    Approval of directors' remuneration for                   Mgmt          For                            For
       2023

11.    Approval of re-appointment of KPMG Audit                  Mgmt          For                            For
       S.a r.l. as approved statutory auditor

12.    Approval of share repurchases and treasury                Mgmt          For                            For
       share holdings, pursuant to and in line
       with Article 9 of the articles of
       association of the Company (relating to
       communication laws)



DoubleLine Floating Rate Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Infrastructure Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Long Duration Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Doubleline Low Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Low Duration Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Multi-Asset Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 MFA FINANCIAL, INC.                                                                         Agenda Number:  935827329
--------------------------------------------------------------------------------------------------------------------------
        Security:  55272X607
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2023
          Ticker:  MFA
            ISIN:  US55272X6076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Laurie S. Goodman                   Mgmt          For                            For

1b.    Election of Director: Richard C. Wald                     Mgmt          For                            For

2.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2023.

3.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution to approve the Company's
       executive compensation.

4.     Approval of the Company's Equity                          Mgmt          For                            For
       Compensation Plan, which is an amendment
       and restatement of the Company's existing
       Equity Compensation Plan.

5.     Advisory (non-binding) vote on the                        Mgmt          1 Year                         For
       frequency of the advisory vote on the
       Company's executive compensation.



DoubleLine Multi-Asset Trend Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Real Estate and Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Selective Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Shiller Enhanced CAPE
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Shiller International CAPE
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Strategic Commodity
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Ultra Short Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.




* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Funds Trust
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President and Principal Executive Officer
Date                 08/29/2023